Investments in joint ventures and joint operations (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of joint ventures
Held by the Group and included in the Statement of Financial Position measured under the equity method:

Name	Class of shares	Holding	Country of incorporation	Principal Activity	Registered address
RE Ventures I, LLC (US)	Ordinary	50%	US	The JV was established to develop novel compounds for rare diseases	251 Little Falls Drive, Wilmington, Delaware 1980
RE Ventures II, LLC (US)	Ordinary	50%	US	The JV was established to develop novel compounds for rare diseases	251 Little Falls Drive, Wilmington, Delaware 1980
Under the equity method the joint venture was recognised as follows:

	2022	2021
	£’000	£’000
As at January 1,	424	123
Additional equity	242	1,424
Foreign exchange differences	25	29
Share of the losses	(691)	(1,152)
As at December 31,	—	424

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table illustrates the summarised financial information of the joint venture entity, RE Ventures I, LLC. The Group acquired its interest in the joint venture entity at the point of incorporation and therefore, there were no financials prior to acquisition.

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Operating expenses	(1,720)	(2,304)	(2,422)
Loss for the period	(1,720)	(2,304)	(2,422)
Total Comprehensive Loss	(1,720)	(2,304)	(2,422)
16.Investments in joint ventures and joint operations (continued)

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Cash and cash equivalents	253	1,178	215
Current assets	3	91	306
Current liabilities	(209)	(78)	(66)
Members' surplus	47	1,191	455